Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
Description of Plan

1. Description of Plan

The following description of the Helios Technologies, Inc. 401(k) Retirement Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement, as amended and restated, for a more complete description of the Plan’s provisions.

General

The Plan became effective on January 1, 1979. The Plan is a defined contribution 401(k) plan covering certain employees of its sponsor, Helios Technologies, Inc. (the “Corporation,” “Helios”, "Company" or “Employer”) and certain wholly owned subsidiaries including Enovation Controls, LLC (“Enovation”), Helios Center for Engineering Excellence, LLC (“HCEE”), and Helios Hydraulics Americas, LLC (“HHAM”). Employees are eligible to participate in the Plan effective on the first day of the calendar month coinciding with or following their hire date and are automatically enrolled in the Plan 30 days after their participation date. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

The Plan is administered by the Helios Technologies Employee Benefits Committee (the “Committee”) except in connection with the acquisition, retention or disposition of Corporation stock held by the Plan, with respect to which the Corporation's Board of Directors retains authority. The Committee is composed of five employees of the Corporation who are delegated administrative responsibility by the Corporation’s Board of Directors. Charles Schwab Trust Bank (the “Trustee”) is the current trustee for the Plan. Schwab Retirement Plan Services, Inc. provides the recordkeeping, accounting, and the telephone and internet exchange features of the Plan. Morgan Stanley’s Graystone Consulting serves as the Plan’s ERISA 3(21) investment advisor, providing non-discretionary investment guidance and fiduciary support to the Committee.

The sponsor company common stock fund is a share-based stock fund. At December 31, 2025, the fund held 127,978 shares of Helios Technologies, Inc. common stock (“Company Common Stock”) with a price of $53.49 per share as of such date. At December 31, 2024, the fund held 146,915 shares of Helios Technologies, Inc. common stock with a price of $44.64 per share as of such date.

Plan Amendments

Effective January 1, 2024, the employees of Sun and Faster were transferred to HHAM and Sun and Faster were removed as adopting employers of the Plan.

Effective January 1, 2024, pre-tax contributions, of up to 6% of HCEE, HHAM and Helios employee’s salary are matched by the Corporation at 100%. Prior to January 1, 2024, pre-tax contributions, of up to 6% of HCEE, HHAM and Helios employee’s salary (depending on length of service), were matched by the Corporation. Matching contributions were based on the years of service as listed in the following schedule:

Years of Service	% Match
Less than three years	3%
After three years	4%
After five years	5%
After seven or more years	6%

Effective January 1, 2024, pre-tax contributions, of up to 4.5% of Enovation and Balboa employee’s salary are matched by the Corporation at 100%. Prior to January 1, 2024, Enovation and Balboa employee salary contributions were matched at the employer’s discretion. In addition, a change in the vesting schedule was made for participants employed by Enovation and Balboa whose employment began on or later than January 1, 2024, as outlined below in the Vesting notes.

Effective January 1, 2025, the employees of Balboa were transferred to Enovation and Balboa was removed as an adopting employer of the Plan. As a result of this change, all adopting employers of the Plan have a consistent employer match schedule.

Effective January 1, 2025, all participants employed by Enovation are vested in all employer contributions based on years of services outlined in the Vesting notes.

Effective January 1, 2025, eligible employees are no longer able to make contributions to the Plan from compensation received as vacation payout, paid time off and sick time payout. Eligible employees are now able to make contributions to the Plan from compensation received as bonus compensation.

Effective February 1, 2025, all eligible employees hired by the Plan sponsor and any of its wholly owned subsidiaries that are covered under the Plan are automatically enrolled in the Plan at 3% of eligible compensation.

Contributions

Eligible employees of Enovation, HCEE, HHAM and Helios are automatically enrolled in the Plan at 3% of eligible compensation. Prior to February 1, 2025 eligible employees of Enovation were automatically enrolled in the Plan at 7% of eligible compensation. Employees can elect not to defer compensation or change their deferral rate at any time. Salary deferral contributions are made by participating employees through payroll deductions in amounts authorized by the employees. The Plan allows participants to make pre-tax contributions from 1% to 100% of their eligible compensation, not to exceed statutory limits.

The participant contributions and employer match for Enovation, HCEE, HHAM and Helios calculated for the last payroll of the calendar year totaled $501,348 and were funded in the subsequent year. Of this amount, participant contributions totaled $236,484 in 401(k) contributions, while employer match contributions totaled $264,864 for the year ended December 31, 2025. These amounts are presented as receivables as of December 31, 2025.

Additional contributions may be made by the Corporation on a discretionary basis. For the 2025 and 2024 plan years, no additional discretionary contributions were made.

Participants can also contribute amounts representing distributions from other qualified defined benefit or defined contribution retirement plans, as well as direct rollovers from individual retirement accounts or annuities.

Participant Accounts

Each participant’s account is credited with the participant’s contribution, any employer contribution and an allocation of Plan earnings or losses. Allocations are based on the participant’s account balance. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant earnings, account balances, or specific participant transactions, as defined.

Vesting

Participants are immediately vested in their voluntary contributions plus actual earnings thereon. All participants employed by Enovation, HCEE, HHAM, and Helios are vested in all employer contributions based on years of services in accordance with the table below.

Years of Service	Vesting %
Less than 1	—
1	20%
2	40%
3	60%
4	80%
5 or more	100%

Participants who were employed by Enovation and Balboa prior to January 1, 2025, were vested in all employer contributions based upon years of service defined in the Plan, as follows:

Years of Service	Vesting %
Less than 1	—
1	33%
2	67%
3 or more	100%

Payment of Benefits

If a participant ceases to be employed by the Corporation for any reason other than death or total and permanent disability, prior to satisfying the age and service requirements for early or normal retirement, the terminated participant may elect to receive lump-sum or periodic payments of the participant’s vested account balance. Withdrawals may be subject to tax withholdings and penalties.

Benefits may be paid upon death, disability, termination, retirement or upon reaching the normal retirement age. Benefits are paid to the participants or their beneficiaries, in lump-sum amounts or periodic payments. Under certain circumstances, hardship withdrawals are allowed from the Plan.

Investment Options

The participants, upon enrollment in the Plan, elect to invest their contributions, in 1% increments, in the investment options provided by the Plan. Discretionary contributions that are made by the Corporation in Company Common Stock can be divested by participants immediately upon receipt.

Notes Receivable From Participants

A participant may receive a loan based on the loan program set forth by the Plan. A participant can have a maximum of one general loan and one residential loan outstanding at any time. The minimum amount of a loan is $500 and the maximum amount of a loan, when added to the outstanding balance of other loans from the Plan, is generally the lesser of 1) 50% of the participant’s vested account balance or 2) $50,000 (reduced by the excess of the participants highest outstanding loan balance during the prior 1-year period over the outstanding loan balance as of the day the loan is made). The loans are collateralized by the balance in the participant’s account and bear interest at a reasonable rate, as defined by the Plan. Current loans bear interest at a rate of 3.25% - 10.50%. Notes receivable from participants are presented at the unpaid principal balance plus accrued interest. Interest income is recorded when earned. Principal and interest are paid through payroll deductions over a maximum of 5 years for general loans and 15 years for a loan used to purchase a participant’s principal residence.

Plan Expenses

Certain expenses of maintaining the Plan are paid by the Plan, unless otherwise paid by the Company. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant's account and are included in administrative expenses. Investment related expenses are included in net appreciation of fair value of investments.

Forfeitures

At December 31, 2025 and 2024, forfeited nonvested accounts totaled $151,877 and $364,898, respectively. Forfeited account balances revert back to the Plan and are used to pay reasonable administrative expenses of the Plan and are used to reduce the employer’s matching contributions. Forfeitures in the amount of $92,759 were utilized during 2025 to pay Plan expenses and $412,504 were used to reduce the employers’ matching contributions.